Operating Segment Information (Tables)	6 Months Ended
Jun. 30, 2026
Operating Segment Information [Abstract]
Schedule of Analysis of the Group's Results by Reportable Segments

The following is an analysis of the Group’s results by reportable segment for the six months ended June 30, 2026:

	Asset Management	Capital Markets	Unallocated(1)	Total
Revenue	$40,002	$11,436	$—	$51,438

Gains/(losses) from operations
(Loss)/gain on digital assets and digital asset ETPs	(1,864,208)	(15,751)	2,620	(1,877,339)
Gain/(loss) on certificate liabilities	1,754,778	18,690	(18,690)	1,754,778
Other operating gains/(losses)	109,430	486	(486)	109,430
Total gains/(losses) from operations	—	3,425	(16,556)	(13,131)

Total revenues, gains/(losses) from operations (2)	$40,002	$14,861	$(16,556)	$38,307

Operating expenses (3)
Cost of revenue (excluding depreciation and amortization)	(5,043)	(2,663)	—	(7,706)
Salaries and employee benefits	(3,599)	(2,459)	(1,879)	(7,937)
Professional fees	(943)	(872)	(5,790)	(7,605)
Marketing expenses	(1,413)	—	(1,922)	(3,335)
Technology expense	(419)	(574)	(1,552)	(2,545)
Allowance for credit losses	—	231	—	231
Other general and administrative expenses	(1,068)	(1,389)	(1,871)	(4,328)
XBT/ETP Pricing differential (4)	—	—	16,556	16,556
Segment EBITDA	$27,517	$7,135	$(13,014)	$21,638

Share based compensation	—	—	(6,089)	(6,089)
Depreciation and amortization	(1,259)	(452)	(453)	(2,164)
Interest income	293	293	292	878
Interest expense	(1,696)	(1,696)	(1,697)	(5,089)
Loss on treasury digital assets	—	—	(15,398)	(15,398)
Fair value loss on investments	—	—	1,099	1,099
Non-recurring expenses (5)	(758)	(564)	(619)	(1,941)
XBT/ETP Pricing differential (4)	—	—	(16,556)	(16,556)
Income/(loss) before income taxes	$24,097	$4,716	$(52,435)	$(23,622)

(1)	Unallocated represents other business activities and unallocated corporate expenses managed at the Group level. Accordingly, these expenses are not allocated to the Group’s segments.
(2)	The revenue segment measure that is provided to the CODM is the total of revenue and gains/(losses) from operations.
(3)	The significant expense categories and amounts align with the segment-level information that is regularly provided to the CODM.
(4)	Represents the impact of valuation differences between certain financial instruments and their underlying digital asset exposures. XBT certificates and certain third-party ETPs are measured using observable market prices, which may trade at a discount or premium to the value of the underlying digital assets held for hedging, as outlined further in Note 6. These differences result in unrealized gains or losses that are driven by market spreads.
(5)	Segment EBITDA excludes one-off transactions and other non-recurring items that are not considered indicative of the Group's ongoing operating performance.

The following is an analysis of the Group’s results by reportable segment for the six months ended June 30, 2025.

	Asset Management	Capital Markets	Unallocated(1)	Total
Revenue	$59,613	$22,149	$(1,812)	$79,950

Gains/(losses) from operations
(Loss)/gain on digital assets and digital asset ETPs	(201,572)	21,771	695	(179,106)
Gain on certificate liabilities	86,169	(19,063)	19,063	86,169
Other operating gains	115,403	1,636	(1,636)	115,403
Total gains from operations	—	4,344	18,122	22,466

Total revenues, gains/(losses) from operations (2)	$59,613	$26,493	$16,310	$102,416

Operating expenses (3)
Cost of revenue (excluding depreciation and amortization)	(7,123)	(1,664)	—	(8,787)
Salaries and employee benefits	(2,775)	(2,206)	(2,476)	(7,457)
Professional fees	(842)	(610)	(1,239)	(2,691)
Marketing expenses	(1,044)	(10)	(1,171)	(2,225)
Technology expense	(507)	(470)	(1,080)	(2,057)
Allowance for credit losses	—	270	—	270
Other general and administrative expenses	(999)	(542)	(782)	(2,323)
XBT/ETP Pricing differential (4)	—	—	(18,122)	(18,122)
Segment EBITDA	$46,323	$21,261	$(8,560)	$59,024

Share based compensation	—	—	171	171
Depreciation and amortization	(1,025)	(192)	(192)	(1,409)
Interest income	159	159	158	476
Interest expense	(992)	(992)	(992)	(2,976)
Gain on treasury digital assets	—	—	5,538	5,538
Fair value gain on investments	—	—	(689)	(689)
XBT/ETP Pricing differential (4)	—	—	18,122	18,122
Income/(loss) before income taxes	$44,465	$20,236	$13,556	$78,257

(1)	Unallocated represents other business activities below the quantitative thresholds when determining the entity’s reportable segments and unallocated corporate expenses managed at the Group level. Accordingly, these expenses are not allocated to the Group’s segments.
(2)	The revenue segment measure that is provided to the CODM is the total of revenue and gains/(losses) from operations.
(3)	The significant expense categories and amounts align with the segment-level information that is regularly provided to the CODM.
(4)	Represents the impact of valuation differences between certain financial instruments and their underlying digital asset exposures. XBT certificates and certain third-party ETPs are measured using observable market prices, which may trade at a discount or premium to the value of the underlying digital assets held for hedging as outlined further in Note 6. These differences result in unrealized gains or losses that are driven by market spreads.